Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2024-1
Statement to Securityholders
Determination Date: October 9, 2025

Payment Date	10/15/2025
Collection Period Start	9/1/2025
Collection Period End	9/30/2025
Interest Period Start	9/15/2025
Interest Period End	10/14/2025

Cut-Off Date Net Pool Balance	$1,116,124,822.45
Cut-Off Date Adjusted Pool Balance	$1,085,195,990.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Dec-25
Class A-2a Notes	$173,102,449.45	$23,331,080.66	$149,771,368.79	0.475767	Oct-27
Class A-2b Notes	$43,330,600.41	$5,840,181.56	$37,490,418.85	0.475767	Oct-27
Class A-3 Notes	$393,600,000.00	$—	$393,600,000.00	1.000000	Jul-29
Class A-4 Notes	$65,440,000.00	$—	$65,440,000.00	1.000000	Jan-30
Class B Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Feb-30
Class C Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Apr-30
Class D Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Jan-31
Total Notes	$708,023,049.86	$29,171,262.22	$678,851,787.64

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$731,471,736.31	$701,459,609.80	0.628478
YSOC Amount	$20,735,696.47	$19,894,832.18
Adjusted Pool Balance	$710,736,039.84	$681,564,777.62
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,712,989.98	$2,712,989.98
Reserve Account Balance	$2,712,989.98	$2,712,989.98

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.62200%	ACT/360	$—
Class A-2a Notes	$173,102,449.45	4.61000%	30/360	$665,001.91
Class A-2b Notes	$43,330,600.41	4.69208%	ACT/360	$169,425.54
Class A-3 Notes	$393,600,000.00	4.62000%	30/360	$1,515,360.00
Class A-4 Notes	$65,440,000.00	4.66000%	30/360	$254,125.33
Class B Notes	$10,850,000.00	4.89000%	30/360	$44,213.75
Class C Notes	$10,850,000.00	5.09000%	30/360	$46,022.08
Class D Notes	$10,850,000.00	5.43000%	30/360	$49,096.25
Total Notes	$708,023,049.86			$2,743,244.86

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$731,471,736.31	$701,459,609.80
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$710,736,039.84	$681,564,777.62
Number of Receivables Outstanding	39,859	38,996
Weighted Average Contract Rate	7.57%	7.57%
Weighted Average Remaining Term (months)	46.0	45.1

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$4,692,248.41
Principal Collections	$29,750,939.94
Liquidation Proceeds	$250,810.86
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$34,693,999.21
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$34,693,999.21

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$609,559.78	$609,559.78	$—	$—	$34,084,439.43
Interest - Class A-1 Notes	$—	$—	$—	$—	$34,084,439.43
Interest - Class A-2a Notes	$665,001.91	$665,001.91	$—	$—	$33,419,437.52
Interest - Class A-2b Notes	$169,425.54	$169,425.54	$—	$—	$33,250,011.98
Interest - Class A-3 Notes	$1,515,360.00	$1,515,360.00	$—	$—	$31,734,651.98
Interest - Class A-4 Notes	$254,125.33	$254,125.33	$—	$—	$31,480,526.65
First Allocation of Principal	$—	$—	$—	$—	$31,480,526.65
Interest - Class B Notes	$44,213.75	$44,213.75	$—	$—	$31,436,312.90
Second Allocation of Principal	$4,758,272.24	$4,758,272.24	$—	$—	$26,678,040.66
Interest - Class C Notes	$46,022.08	$46,022.08	$—	$—	$26,632,018.58
Third Allocation of Principal	$10,850,000.00	$10,850,000.00	$—	$—	$15,782,018.58
Interest - Class D Notes	$49,096.25	$49,096.25	$—	$—	$15,732,922.33
Fourth Allocation of Principal	$10,850,000.00	$10,850,000.00	$—	$—	$4,882,922.33
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,882,922.33
Regular Principal Distribution Amount	$2,712,989.98	$2,712,989.98	$—	$—	$2,169,932.35
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,169,932.35
Remaining Funds to Certificates	$2,169,932.35	$2,169,932.35	$—	$—	$—
Total	$34,693,999.21	$34,693,999.21	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$20,735,696.47
Increase/(Decrease)	$(840,864.29)
Ending YSOC Amount	$19,894,832.18

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$710,736,039.84	$681,564,777.62
Note Balance	$708,023,049.86	$678,851,787.64
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,712,989.98	$2,712,989.98
Target Overcollateralization Amount	$2,712,989.98	$2,712,989.98
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,712,989.98
Beginning Reserve Account Balance	$2,712,989.98
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,712,989.98

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.04%	18	$261,186.57
Liquidation Proceeds of Defaulted Receivables[2]	0.04%	86	$250,810.86
Monthly Net Losses (Liquidation Proceeds)			$10,375.71
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.11%
Second Preceding Collection Period			0.46%
Preceding Collection Period			0.25%
Current Collection Period			0.02%
Four-Month Average Net Loss Ratio			0.21%
Cumulative Net Losses for All Periods			$1,463,188.26
Cumulative Net Loss Ratio			0.13%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.13%	42	$885,721.57
60-89 Days Delinquent	0.04%	11	$306,016.42
90-119 Days Delinquent	0.01%	3	$39,760.60
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.18%	56	$1,231,498.59

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		8	$151,597.48
Total Repossessed Inventory		10	$209,907.51

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		14	$345,777.02
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.03%
Second Preceding Collection Period			0.04%
Preceding Collection Period			0.04%
Current Collection Period			0.05%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of September 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.49	0.07%	22	0.06%